Offerings - Offering: 1	May 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock par value $0.01 per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	156.23
Maximum Aggregate Offering Price	$ 31,246,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,783.76
Offering Note	The amount registered is disclosed pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the Securities Act), this Registration Statement also covers such indeterminable number of additional shares of common stock of the Registrant as may become issuable to prevent dilution in the event of stock splits, stock dividends, recapitalization or similar transactions. The amount registered represents shares of common stock, par value $0.01 per share, of the Registrant issuable pursuant to the Simpson Manufacturing Co., Inc. Employee Stock Purchase Plan (as Amended and Restated as of January 31, 2025) being registered pursuant to this Registration Statement. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of common stock of the Registrant on the New York Stock Exchange on May 8, 2025.